DISCONTINUED OPERATIONS (Details 1) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Revenues	$ 68,454	$ 0
Loss from discontinued operations, before income tax	(937,477)	(14,047,969)
Income tax expense	0	0
Loss from discontinued operations, net of income tax	(885,624)	9,425,589
Discontinued Operations [Member]
Revenues	0	26,143,599
Cost of revenues	0	(24,888,977)
Selling and marketing	(907,552)	(9,991,178)
General and administrative	(29,850)	(2,186,336)
Research and development	0	(190,581)
Other expense that are not major	(75)	(3,030,060)
Loss from discontinued operations, before income tax	(937,477)	(14,143,533)
Income tax expense	0	95,564
Loss from discontinued operations, net of income tax	(937,477)	(14,047,969)
Gain on deconsolidation of the subsidiary, net of income tax	51,853	23,473,558
Net gain (loss) from discontinued operations, net of income tax	$ (885,624)	$ 9,425,589